INVESTMENTS (Derivatives) (DETAILS) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Derivative Instrument Detail [Abstract]
Cash And Securities Collateral For Derivative Contract	$ 26	$ 12
Derivatives, Fair Value [Line Items]
Derivative, Notional Amount	307	158
Derivative Asset, Fair Value, Net	32	20
Derivative Liability, Fair Value, Net	32	20
Gain (losses) reported in net earnings (losses)	0	(7)
Equity Contracts Options [Member]
Derivatives, Fair Value [Line Items]
Derivative, Notional Amount	307	158
Derivative Asset, Fair Value, Net	32	20
Derivative Liability, Fair Value, Net	6	6
Gain (losses) reported in net earnings (losses)	13	8
GMIB Reinsurance Contracts [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Net		0
Gain (losses) reported in net earnings (losses)		(7)
Net Investment Income (Loss) [Member]
Derivatives, Fair Value [Line Items]
Gain (losses) reported in net earnings (losses)	13	8
MSO and IUL indexed features [Member]
Derivatives, Fair Value [Line Items]
Derivative Liability, Fair Value, Net	26	14
Gain (losses) reported in net earnings (losses)	$ (13)	$ (8)